EQUITY - Schedule Of Authorized Share Capital (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Issued (Repurchased)
Number of Common Shares Held by the Company	81,849,805	62,910,220	69,663,192
Common shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	1,573,371,868	1,568,828,941
Issued (Repurchased)
Share issuance	794,418	1,406,586
Repurchases (in shares)	(54,547,332)	(17,247,660)
Long-term share ownership plans (in shares)	3,722,567	19,138,775
Dividend reinvestment plan and others (in shares)	115,938	1,245,226
Ending balance (in shares)	1,523,457,459	1,573,371,868